Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Non-Controlling Interests
Schedule of details of non-controlling interests and movement

	Thousands of Euros
				Business
		Balance at		combinations /		Other	Translation	Balance at
	Reference	31/12/2023	Additions	additions	Dividends	movements	differences	31/12/2024
Grifols (Thailand) Pte Ltd		5,244	213	—	(65)	—	345	5,737
Grifols Malaysia Sdn Bhd		4,230	180	(4,697)	—	—	287	—
Araclon Biotech, S.A.		(1,137)	(267)	—	—	—	—	(1,404)
Haema GmbH		253,620	6,191	—	—	—	—	259,811
BPC Plasma, Inc		147,657	27,722	—	(39,509)	14	9,718	145,602
Grifols Diagnostics Solutions Inc.		1,347,323	47,619	507,803	(25,400)	396	92,365	1,970,106
Plasmavita Healthcare		12,768	3,693	—	—	—	—	16,461
Haema Plasma Kft	Note 2 (b)	20,344	204	(20,978)	—	—	430	—
G Pyrenees Research Cntr		22	(179)	157	—	—	—	—
Albimmune SL		(1,762)	(805)	—	—	—	—	(2,567)
Biotest AG		357,010	(28,685)	—	(898)	—	2,125	329,552
		2,145,319	55,886	482,285	(65,872)	410	105,270	2,723,298

	Thousands of Euros
				Business
				combinations /
		Balance at		Perimeter		Other	Translation	Balance at
	Reference	31/12/2022	Additions	additions	Dividends	movements	differences	31/12/2023
Grifols (Thailand) Pte Ltd		4,779	642	—	(28)	—	(149)	5,244
Grifols Malaysia Sdn Bhd		3,663	850	—	—	—	(283)	4,230
Araclon Biotech, S.A.		(593)	(544)	—	—	—	—	(1,137)
Kiro Grifols, S.L.		(25)	(301)	326	—	—	—	—
Haema GmbH		228,684	24,936	—	—	—	—	253,620
BPC Plasma, Inc		354,502	67,892	—	(266,406)	11	(8,342)	147,657
Grifols Diagnostics Solutions Inc.		1,353,674	39,670	—	—	74	(46,095)	1,347,323
Plasmavita Healthcare		10,134	2,634	—	—	—	—	12,768
Haema Plasma Kft	Nota 2 (b)	11,939	7,769	—	—	—	636	20,344
G Pyrenees Research Cntr		(6)	(12)	—	—	40	—	22
Albimmune SL		(741)	(1,021)	—	—	—	—	(1,762)
Biotest AG		361,596	(21,161)	6,283	—	(64)	10,356	357,010
		2,327,606	121,354	6,609	(266,434)	61	(43,877)	2,145,319

Schedule of financial information on the non-controlling interests

	Thousands of Euros
	31/12/2024
					Total Consolidated Equity
	Non-current	Current	Non-current	Current	(except for intercompany	% Non-controlling	Non-controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Biotest Group	2,129,723	779,584	(539,279)	(656,572)	1,105,139	29.8%	329,552
GDS Group	4,626,938	253,256	(367,987)	(134,193)	4,378,013	45.0%	1,970,106
Haema GmbH	229,931	120,724	(33,986)	(50,293)	259,811	100%	259,811
BPC Plasma, Inc	239,579	25,975	(53,382)	(22,236)	145,602	100%	145,602
	7,226,171	1,179,539	(994,634)	(863,294)	5,888,565		2,705,071

	Thousands of Euros
	31/12/2023
					Total Consolidated Equity
	Non-current	Current	Non-current	Current	(except for intercompany	% Non-controlling	Non-controlling
	assets	assets	liabilities	liabilities	eliminations)	Interest	interests
Biotest Group	2,151,817	695,652	(537,781)	(650,627)	1,197,218	29.8%	357,010
GDS Group	4,216,198	273,576	(323,673)	(109,121)	4,056,980	33.2%	1,347,323
Haema GmbH	232,428	127,726	(28,859)	(74,680)	253,620	100%	253,620
BPC Plasma, Inc	228,306	23,004	(48,510)	(19,329)	147,657	100%	147,657
	6,828,749	1,119,958	(938,823)	(853,757)	5,655,475		2,105,610

	Thousands of Euros				Thousands of Euros
	2024				2023
		Consolidated	% Non-	Non-		Consolidated	% Non-	Non-
	Ordinary	Net	controlling	controlling	Ordinary	Net	controlling	controlling
	Income	Income	Interest	interests	Income	Income	Interest	interests
Biotest group	726,317	(96,194)	29.8%	(28,685)	684,521	(70,962)	29.8%	(21,161)
GDS Group	578,000	122,440	45.0%	47,619	605,851	119,453	33.2%	39,670
Haema GmbH	203,664	6,191	100.0%	6,191	194,892	24,936	100.0%	24,936
BPC Plasma, Inc	223,755	27,720	100.0%	27,722	248,918	67,892	100.0%	67,892
	1,731,736	60,157		52,847	1,734,182	141,319		111,337

Schedule of cash flows of the most significant non-controlling interests

	Thousands of Euros
	2024				2023
	Haema GmbH	BPC Plasma	Biotest Group	GDS Group	Haema GmbH	BPC Plasma	Biotest Group	GDS Group

Net cash flows from operating activities	17,640	39,188	62,960	212,945	23,278	5,814	(3,608)	232,418
Net cash flows from investing activities	(11,474)	(32,996)	(26,702)	(53,711)	(28,367)	(8,421)	209	(204,591)
Net cash flows from financing activities	—	—	(36,427)	(159,695)	—	—	(4,829)	(27,378)
	6,166	6,192	(169)	(461)	(5,089)	(2,607)	(8,228)	449